INTANGIBLE ASSETS (Details Narrative)	3 Months Ended		12 Months Ended
	Mar. 31, 2020 USD ($) Number	Mar. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Finite-Lived Intangible Assets [Line Items]
Amortization method			Straight-line method
Capitalized software costs | $	$ 5,011	$ 0
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Number of patents granted	10
Number of pending patents	4
Number of trademarks	5
Number of pending trademarks	6
Amortization method	Straight-line basis
Patents [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated lives of intangible assets	17 years		17 years
Patents [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated lives of intangible assets	19 years		19 years
Patents [Member] | Foreign [Member]
Finite-Lived Intangible Assets [Line Items]
Number of trademarks	3
Patents [Member] | Europe [Member]
Finite-Lived Intangible Assets [Line Items]
Number of patents granted	1
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization method	Straight-line basis
Capitalized Software [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated lives of intangible assets	5 years
Patents And Trademark [Member]
Finite-Lived Intangible Assets [Line Items]
Capitalized patent costs and trademarks | $	$ 7,046	24,435	$ 43,815	$ 38,505
Amortization expense | $	$ 6,632	$ 5,707	$ 34,294	$ 20,963